FINANCIAL INSTRUMENTS (Financial expenses, net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2024	Dec. 31, 2023
Financial Instruments [Abstract]
Interest expense on financial liabilities recorded at amortized cost	$ 80,256	$ 53,360
Bank and other financial charges	22,212	22,314
Interest accretion on discounted lease obligations	4,764	3,429
Interest accretion on discounted provisions	431	414
Foreign exchange (gain) loss	(3,509)	153
Financial expenses, net (note 14(c))	104,154	79,670
Borrowing costs recognised as expense	$ 0	$ 6,800
Capitalisation rate of borrowing costs eligible for capitalisation	0.00%	5.39%